DEBT	12 Months Ended
Dec. 31, 2012
DEBT

11. DEBT

Long-term debt, including the current portion, consisted of the following:

	December 31,
	2012		2011
	Face	Carrying Value	Face	Carrying Value
Five-Year Revolving Credit Line Due June 2016	$62.0	$62.0	$0.0	$0.0
4.6% Notes Due July 1, 2013	135.2	135.3	135.2	135.4
6.0% Notes Due October 1, 2015	249.6	249.4	250.0	249.8
8.95% Notes Due July 1, 2017	249.4	249.0	250.0	249.5
Other	8.9	7.8	1.2	1.2

Total Debt	$705.1	$703.5	$636.4	$635.9
Less: current portion	(136.0)	(136.1)	—	—

Long-term Debt, Total	$569.1	$567.4	$636.4	$635.9

All of the outstanding notes are unsecured and may be repaid in whole or in part, at our option at any time subject to a prepayment adjustment.

During 2012, we repurchased portions of our 6% notes due Oct 1, 2015 with a total carrying value of $0.4 for a total purchase price of $0.5 including accrued interest, resulting in a loss of less than $0.1. During 2012, we also repurchased portions of our 8.95% notes due July 1, 2017 with a total carrying value of $0.6 for a total purchase price of $0.8 including accrued interest, resulting in a loss of $0.2. During 2011, we repurchased portions of our 4.6% notes due July 1, 2013, with a total carrying value of $5.5 for a total purchase price of $5.9 including accrued interest, resulting in a loss of $0.3. During 2010, we repurchased portions of our 4.6% notes due July 1, 2013, with a total carrying value of $16.5 for a total purchase price of $17.3 including accrued interest, resulting in a loss of $0.8. The net losses from our 2012, 2011, and 2010 debt repurchases are included in net loss on early extinguishment of debt in the accompanying consolidated statements of income.

On June 21, 2011, we amended and restated our existing Five Year Credit Agreement (the “Agreement”). The material terms and conditions of the Agreement remain substantially similar to the prior agreement except as set forth below. As the result of the amendment and restatement, the maximum amount we may borrow under the Agreement continues to be $400.0, but now includes a $25.0 swing line and the term of the Agreement was extended to June 21, 2016. Subject to the consent of the lenders, we have the ability under certain circumstances to extend the term of the Agreement through June 21, 2019, and to increase the maximum amount we may borrow under the Agreement up to $500.0.

In the second quarter of 2012, we had a net draw down of $170.0 from our Revolving Credit Facility for the purposes of funding the Umeco transaction and share repurchases, of which $62.0 remained outstanding as of December 31, 2012. At December 31, 2012, $338.0 was available for borrowing under the Revolving Credit Facility. We are required to comply with certain customary financial covenants under the facility: (i) the ratio of consolidated total debt to consolidated earnings before interest, taxes, depreciation and amortization (“EBITDA”), and (ii) the ratio of consolidated EBITDA to consolidated interest expense. We are in compliance with these covenants and expect to be in compliance for the foreseeable future.

At December 31, 2012 and 2011, the fair value of our long-term debt, including the current portion, was $787.9 and $715.4, respectively. The fair value is based on a discounted cash flow analysis which incorporates the contractual terms of the notes and observable market-based inputs that include time value, interest rate curves, and credit spreads.

The weighted average interest rate on all of our debt was 6.2% for 2012 and 6.9% for 2011. The weighted-average interest rate on short-term borrowings outstanding, which consisted of the current portion of non-U.S. credit facilities, as of December 31, 2012 and 2011 was 0.8% for each period.

At December 31, 2012 and 2011, we had approximately $36.6 and $55.2, respectively, of non-U.S. credit facilities which are renewable annually. There were outstanding borrowings of $4.4 and $3.5 under these facilities at December 31, 2012 and 2011, respectively.

Cash payments during the years ended December 31, 2012, 2011, and 2010, included interest of $43.5, $42.4, and $35.2, respectively. Included in interest expense, net, in the accompanying Consolidated Statements of Income for the years ended December 31, 2012, 2011, and 2010, was interest income of $3.8, $4.6, and $5.8, respectively. Capitalized interest for the years ended 2012 and 2011 was $11.8 and $4.6, respectively.

Maturities of long-term debt for the next five years and thereafter are as follows:

	2013	2014	2015	2016	2017	Thereafter	Total
Long-term debt	$136.1	$0.4	$249.4	$62.6	$249.0	$6.0	$703.5